Vessels, net (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 04, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment, classified as investing activities				$ 0	$ 8,362,000
Gains on disposals of property, plant and equipment		$ 0	$ 0	0	$ 2,137,000
Impairment loss recognised in profit or loss, property, plant and equipment				$ 0		$ 0
River Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built	2007
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 8,550,000
Gains on disposals of property, plant and equipment	$ 2,137,000
Vessel Delivery Date	Mar. 17, 2025